UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10021


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mike Donatelli
Title:    Managing Member, General Partner
Phone:   (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York            August 9, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $165,132
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name
NONE


FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                       VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                  --------        -----       --------   -------   --- ----   ----------  --------  ----  ------  ----
ASK JEEVES INC                  COM             045174109    14,914    493,838   SH          SOLE                 SOLE
AT&T CORP                       COM NEW         001957505     4,075    214,000   SH          SOLE                 SOLE
BEVERLY ENTERPRISES INC         COM NEW         087851309       701     55,000   SH          SOLE                 SOLE
BONE CARE INTL INC              COM             098072101     7,095    215,009   SH          SOLE                 SOLE
CATELLUS DEV CORP NEW           COM             149113102     3,159     96,300   SH          SOLE                 SOLE
COMMERCIAL FEDERAL CORPORATI    COM             201647104     2,694     80,000   SH          SOLE                 SOLE
CORIXA CORP                     COM             21887F100       540    123,244   SH          SOLE                 SOLE
CRT PROPERTIES INC              COM             22876P109     3,140    115,000   SH          SOLE                 SOLE
CUNO INC                        COM             126583103     5,358     75,000   SH          SOLE                 SOLE
DOUBLECLICK INC                 COM             258609304       190     22,600   SH          SOLE                 SOLE
GABLES RESIDENTIAL TR           SH BEN INT      362418105     9,848    227,800   SH          SOLE                 SOLE
GREAT LAKES CHEM CORP           COM             390568103     1,844     58,600   SH          SOLE                 SOLE
HIBERNIA CORP                   CL A            428656102    21,240    640,156   SH          SOLE                 SOLE
MAY DEPT STORES CO              COM             577778103       402     10,000   SH          SOLE                 SOLE
MBNA CORP                       COM             55262L100     1,308     50,000   SH          SOLE                 SOLE
NEIGHBORCARE INC                COM             64015Y104     2,488     75,000   SH          SOLE                 SOLE
NEXTEL COMMUNICATIONS INC       CL A            65332V103    18,649    577,200   SH          SOLE                 SOLE
NIKU CORP                       COM NEW         654113703     3,048    147,020   SH          SOLE                 SOLE
OVERNITE CORP                   COM             690322102    15,091    351,108   SH          SOLE                 SOLE
PINNACLE SYS INC                COM             723481107       143     26,000   SH          SOLE                 SOLE
PREMCOR INC                     COM             74045Q104     4,228     57,000   SH          SOLE                 SOLE
STORAGE TECHNOLOGY CORP         COM PAR $0.10   862111200     1,771     48,800   SH          SOLE                 SOLE
SUNGARD DATA SYS INC            COM             867363103     2,814     80,000   SH          SOLE                 SOLE
TITAN CORP                      COM             888266103     4,077    179,300   SH          SOLE                 SOLE
TOYS R US INC                   COM             892335100     3,773    142,500   SH          SOLE                 SOLE
TRANSKARYOTIC THERAPIES INC     COM             893735100     4,729    129,267   SH          SOLE                 SOLE
UNOCAL CORP                     COM             915289102     1,424     21,885   SH          SOLE                 SOLE
VERITAS SOFTWARE CO             COM             923436109    18,666    765,003   SH          SOLE                 SOLE
WESTERN WIRELESS CORP           CL A            95988E204     7,723    182,585   SH          SOLE                 SOLE




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